ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Humitech International Group, Inc. (“Humitech”, “we”, “us”, “the Company” was incorporated in the state of Nevada on January 5, 2000 under the name Airsopure International Group, Inc. as a wholly owned subsidiary of Airtech International Group, Inc., a publicly traded company (symbol “AIRG”). On October 31, 2001, AIRG distributed to its stockholders by means of a tax-free spin-off one share of Humitech common stock for every ten shares of AIRG owned by the stockholders. The shares distributed represented 100% of AIRG’s ownership interest in the company and subsequent to the distribution Humitech and AIRG have no other business relationships or obligations to each other. Prior to October 1, 2001, Humitech was inactive. Humitech intended to be engaged in the marketing and sale of humidity control products through franchise distributorships and direct sales throughout the United States and Canada. This activity constitutes Humitech’s only operating segment. On March 7, 2002, Airsopure International Group, Inc. changed its name to Humitech International Group, Inc.

On May 15, 2002 we filed a Form SB-2 to sell 5,000,000 shares of common stock to the public, and to register 4,644,108 shares for sale by its selling shareholders. Subsequently, we filed a Form SB-2/A1 on October 28, 2002 and a Form SB-2/A2 on November 08, 2002. Eventually we filed a Form RW on March 31, 2003 to withdraw its Registration Statement. We have been dormant from that time until December 7, 2021 when Custodian Ventures, managed by David Lazar was appointed Custodian pursuant to the Notice of Entry of Order, in Clark County Nevada pursuant to Case No. A-21-843444-B.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Humitech International Group, Inc. (“Humitech”, “we”, “us”, “the Company” was incorporated in the state of Nevada on January 5, 2000 under the name Airsopure International Group, Inc. as a wholly owned subsidiary of Airtech International Group, Inc., a publicly traded company (symbol “AIRG”). On October 31, 2001, AIRG distributed to its stockholders by means of a tax-free spin-off one share of Humitech common stock for every ten shares of AIRG owned by the stockholders. The shares distributed represented 100% of AIRG’s ownership interest in the company and subsequent to the distribution Humitech and AIRG have no other business relationships or obligations to each other. Prior to October 1, 2001, Humitech was inactive. Humitech intended to be engaged in the marketing and sale of humidity control products through franchise distributorships and direct sales throughout the United States and Canada. This activity constitutes Humitech’s only operating segment. On March 7, 2002, Airsopure International Group, Inc. changed its name to Humitech International Group, Inc.

On May 15, 2002 the Company filed a Form SB-2 to sell 5,000,000 shares of common stock to the public, and to register 4,644,108 shares for sale by its selling shareholders. Subsequently, the Company filed a Form SB-2/A1 on October 28, 2002 and a Form SB-2/A2 on November 08, 2002. Eventually the Company filed a Form RW on March 31, 2003 to withdraw its Registration Statement. The Company has been dormant from that time until December 7, 2021 when Custodian Ventures, managed by David Lazar was appointed Custodian pursuant to the Notice of Entry of Order, in Clark County Nevada pursuant to Case No. A-21-843444-B.